Other Disclosures - Preference Shares and Preferred Securities (Details) € in Millions, £ in Millions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 21,510	€ 19,902	€ 21,153	€ 17,132
Subordinated liabilities | Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		8,773	7,329	7,198
Preference Shares | Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		404	413	449
Preferred Securities | Financial liabilities at amortized cost, category
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		€ 8,369	€ 6,916	€ 6,749
Santander UK plc | Convertible Subordinated Issue
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 200